Cover	Oct. 05, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity Registrant Name	Vulcan Infrastructure and Power Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40808
Entity Tax Identification Number	86-1746728
Entity Address, Address Line One	1159 Pittsford-Victor Road
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Pittsford
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14534
City Area Code	315
Local Phone Number	536-2359
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001844971
Class A common stock, par value $.0001
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $.0001
Trading Symbol	VIP
Security Exchange Name	NASDAQ
8.50% Senior Notes due 2026
Entity Listings [Line Items]
Title of 12(b) Security	8.50% Senior Notes due 2026
Trading Symbol	GREEL
Security Exchange Name	NASDAQ